SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
Note 12 - SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

On April 23, 2021, iCoreConnect, Inc., a Nevada corporation (“Buyer”), acquired substantially all of the assets and business of Heyns Unlimited LLC, an Arizona limited liability company, doing business as Advantech (“Seller”), in exchange for (i) 5,000,000 shares of restricted Common Stock of Buyer, (ii) $1,800,000 in cash and (iii) the assumption of certain liabilities and obligations of Seller.

For the period April 1, 2021 through May 17, 2021, the Company issued 10,420,000 shares of Common Stock for cash proceeds totaling $1,042,000. The proceeds were used for the acquisition of Advantech and general corporate purposes. The Company also issued 5,000,000 shares of common stock during the period to acquire the assets of Advantech.

In April 2021, the Company signed a $150,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $150,000 from a finance company (the “Investor” or “Holder”). An Interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at fixed conversion price $0.10 per common share. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The Company also issued to the Holder 780,000 restricted shares of the Company’s Common Stock and 2,600,000 cash Warrant Shares with a 5-year term. The exercise price per share of Common Stock under this Warrant is $0.20 per share for the first 1,300,000 Warrant Shares and $0.25 for the next 1,300,000 Warrant Shares.

In April 2021, the Company signed a $350,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $350,000 from the same finance company (the “Investor” or “Holder”). An Interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at a fixed conversion price of $0.10 per common share. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time.

In April 2021, the Company signed a $500,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $500,000from a second finance company (the “Investor” or “Holder”). An Interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at a fixed conversion price of $0.10 per common share. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The company also issued to the Holder 788,000 restricted shares of the Company’s Common Stock and 2,600,000 cash Warrant Shares with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.20 per share for the first 1,300,000 Warrant Shares and $0.25 for the next 1,300,000 Warrant Shares.

In April 2021, the Company signed a $250,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $250,000from a third finance company (the “Investor” or “Holder”). An Interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at fixed conversion price $0.10 per common share. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The Company also issued to the Holder 390,000 restricted shares of the Company’s Common Stock and 1,300,000 cash Warrant Shares with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.20 per share for the first 650,000 Warrant Shares and $0.25 for the next 650,000 Warrant Shares.

In April 2021, the Company signed a $250,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $230,000 net of fees from a fourth finance company (the “Investor” or “Holder”). An Interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at fixed conversion price $0.10 per common share.The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The Company also issued to the Holder 390,000 restricted shares of the Company’s Common Stock and 1,300,000 cash Warrant Shares with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.20 per share for the first 650,000 Warrant Shares and $0.25 for the next 650,000 Warrant Shares.

On April 30, 2021, the Company paid off the note from a finance company in the amount of $77,223.

12. SUBSEQUENT EVENTS

In December of 2020, the Company paid off a note from a finance company in the amount of $61,764. In January of 2021, the Company paid off a note from a second finance company of $150,309. In January of 2021, the Company paid off a note from a third finance company in the amount of $135,520. In March of 2021, the Company paid off a different note from the third finance company in the amount of $135,520.

In January of 2021, the Company and a finance company entered into a Warrant Agreements between the Company and an Investor (the “Investor”). The Company executed a Registration Rights Agreement (the “Registration Rights Agreement”), and a Securities Warrant Agreements (the “SPA”) with the Investor. Pursuant to the Warrant Agreements, the Investor committed to purchase, subject to certain restrictions and conditions, up to $5.0 million worth (the “Commitment”) of the Company’s common stock over a period of 24 months from the effectiveness of the registration statement registering for resale shares purchased by the Investor pursuant to the Warrant Agreements. In addition, the Company has issued 250,000 restricted shares of its common stock (the “Commitment Shares”) to the Investor as a commitment fee. The Warrant Agreements provides that at any time after the effective date of the Registration Statement, from time to time on any business day selected by the Company, the Company shall have the right, but not the obligation, to direct the Investor to buy the lesser of $250,000 or 300% of the average shares traded for the 10 days prior to the closing request date, at a purchase price of 75% of the lowest daily traded VWAP price during the five trading days preceding the draw down or put notice, with a minimum purchase price request of $25,000. The payment for the shares covered by each request notice will occur on the business day the Investor receives the trade settlement for the purchased shares. In addition, the Investor will not be obligated to purchase shares if the total number of shares beneficially owned by the Investor or an affiliate of the Investor at that time would exceed 9.99% of the number of shares of the Company’s common stock as determined in accordance with Rule 13d-3 of the Securities Exchange Act of 1934, as amended. In addition, the Company is not permitted to draw on the facility unless there is an effective registration statement to cover the resale of the shares.

In January of 2021, executives and employees converted notes payable and services rendered of $819,000 into approximately 16.4 million shares of Common Stock. In the first quarter of 2021, the Company issued approximately 23 million shares of Common stock for $1.1 million in cash.

In January of 2021, the Company and a finance company entered into a Warrant Agreements between the Company and an Investor (the “Investor”). The Warrant Agreements is an equity line of credit and the Investor committed to purchase, subject to certain restrictions and conditions, up to $5.0 million worth (the “Commitment”) of the Company’s common stock over a period of 24 months from the effectiveness of the registration statement registering for resale shares purchased by the Investor pursuant to the Warrant Agreements. See Subsequent Events (Section 14).The Company has no other lines of credit as of March 27, 2021.